Geographic Information (Details) - Schedule of revenue by major distributors	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	0.00%	15.00%	18.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	12.00%	17.00%	13.00%